Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
AXS Adaptive Plus Fund | Investor Class Shares
Prospectus:
Trading Symbol	AXSVX
AXS Adaptive Plus Fund | Class I Shares
Prospectus:
Trading Symbol	AXSPX
AXS Alternative Value Fund | Class I Shares
Prospectus:
Trading Symbol	COGVX
AXS Alternative Value Fund | Investor Class Shares
Prospectus:
Trading Symbol	COGLX
AXS Chesapeake Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	EQCHX
AXS Chesapeake Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	ECHAX
AXS Chesapeake Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	ECHCX
AXS Dynamic Opportunity Fund | Class A Shares
Prospectus:
Trading Symbol	ADOAX
AXS Dynamic Opportunity Fund | Class I Shares
Prospectus:
Trading Symbol	ADOIX
AXS Income Opportunities Fund | Class I Shares
Prospectus:
Trading Symbol	OIOIX
AXS Income Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	OIOAX
AXS Income Opportunities Fund | Class D Shares
Prospectus:
Trading Symbol	OIODX
AXS Market Neutral Fund | Investor Class Shares
Prospectus:
Trading Symbol	COGMX
AXS Market Neutral Fund | Class I Shares
Prospectus:
Trading Symbol	COGIX
AXS Merger Fund | Investor Class Shares
Prospectus:
Trading Symbol	GAKAX
AXS Merger Fund | Class I Shares
Prospectus:
Trading Symbol	GAKIX
AXS Multi-Strategy Alternatives Fund | Investor Class Shares
Prospectus:
Trading Symbol	KCMTX
AXS Multi-Strategy Alternatives Fund | Class I Shares
Prospectus:
Trading Symbol	KCMIX
AXS Sustainable Income Fund | Class A Shares
Prospectus:
Trading Symbol	AXSMX
AXS Sustainable Income Fund | Class I Shares
Prospectus:
Trading Symbol	AXSKX
AXS Tactical Income Fund | Class A Shares
Prospectus:
Trading Symbol	TINAX
AXS Tactical Income Fund | Class I Shares
Prospectus:
Trading Symbol	TINIX
Axs Ftse Venture Capital Return Tracker Fund | Class C Shares
Prospectus:
Trading Symbol	LDVCX
Axs Ftse Venture Capital Return Tracker Fund | Class I Shares
Prospectus:
Trading Symbol	LDVIX
Axs Ftse Venture Capital Return Tracker Fund | Class A Shares
Prospectus:
Trading Symbol	LDVAX